PROPERTY, PLANT AND EQUIPMENT - Schedule of depreciation rate of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Leasehold land and building | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	5.88%
Leasehold land and building | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	25.00%
Leasehold improvement | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	5.56%
Leasehold improvement | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	33.00%
Machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	12.50%
Machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	33.00%
Transportation equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	10.00%
Transportation equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	25.00%
Furniture and fixture | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	5.26%
Furniture and fixture | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate per annum	33.00%